Related Party Transactions (Notes)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related party transactions disclosure
Related Party Transactions
Transactions with Hexion

Shared Services Agreement

On October 1, 2010, the Company entered into a shared services agreement with Hexion (which, from October 1, 2010 through October 24, 2014, was a subsidiary under a common parent and is currently owned by a significant shareholder of Momentive) (the “Shared Services Agreement”). Under this agreement, the Company provides to Hexion, and Hexion provides to the Company, certain services, including, but not limited to, executive and senior management, administrative support, human resources, information technology support, accounting, finance, legal, and procurement services. By agreement of the parties, certain of such services have been excluded from the Shared Services Agreement. The Shared Services Agreement is subject to termination by either the Company or Hexion, without cause, on not less than 30 days’ written notice, and expires in October 2018 (subject to one-year renewals every year thereafter; absent contrary notice from either party). The Shared Services Agreement establishes certain criteria upon which the costs of such services are allocated between the Company and Hexion.
In conjunction with the consummation of the Plan, the Shared Services Agreement was amended to, among other things, (i) exclude the services of certain executive officers, (ii) provide for a transition assistance period at the election of the recipient following termination of the Shared Services Agreement of up to 12 months, subject to one successive renewal period of an additional 60 days and (iii) provide for the use of an independent third-party audit firm to assist the Steering Committee with its annual review of billings and allocations.

Pursuant to this agreement, for the years ended December 31, 2017, 2016, and 2015, the Company incurred approximately $38, $50, and $60, respectively, of net costs for shared services. During the years ended December 31, 2017, 2016, and 2015 , Hexion incurred approximately $48, $63, and $70, respectively, of net costs for shared services. Included in the net costs incurred during the years ended December 31, 2017, 2016, and 2015, were net billings from Hexion to the Company of $26, $30, and $35, respectively, to bring the percentage of total net incurred costs for shared services under the Shared Services Agreement to the applicable allocation percentage, as well as to reflect costs allocated 100% to one party. The allocation percentage was initially set at 51% for Hexion and 49% for the Company at the inception of the agreement. Following the required annual review by the Steering Committee in accordance with the terms of the Shared Service Agreement, the allocation percentage for 2017 was set at 44% for the Company and 56% for Hexion. The Company had accounts payable to Hexion of $3 and $5 at December 31, 2017 and 2016, respectively.

Other Transactions with Hexion
In April 2014, the Company sold 100% of its interest in its Canadian subsidiary to a subsidiary of Hexion for a purchase price of $12. As a part of the transaction the Company also entered into a non-exclusive distribution agreement with a subsidiary of Hexion, whereby the subsidiary of Hexion will act as a distributor of certain of the Company’s products in Canada. The agreement has a term of 10 years, and is cancelable by either party with 180 days’ notice. The Company compensates the subsidiary of Hexion for acting as distributor at a rate of 2% of the net selling price of the related products sold. During the years ended December 31, 2017, 2016, and 2015, the Company sold approximately $23, $25, and $27, respectively, of products to Hexion under this distribution agreement, and paid less than $1 to Hexion as compensation for acting as distributor of the products. The company has accounts receivable from Hexion related to the distribution agreement of $2 at both December 31, 2017 and 2016.
The Company also sells other products to, and purchases products from Hexion. These transactions were not material as of December 31, 2017.
Purchases and Sales of Products and Services with Affiliates other than Hexion.
The Company also sells products to, and purchases products from its affiliates other than Hexion. These transactions were not material as of December 31, 2017.